Recoverable taxes (Table)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Recoverable Taxes

	December 31, 2021	December 31, 2020
Recoverable income tax	3,893	2,154
Other recoverable taxes	3,544	2,591

Total	7,437	4,745

Current	6,881	4,071
Non-current	556	674